FINANCIAL INSTRUMENTS - Narrative (Details) - Fair value - Level 1 € in Millions	Jun. 30, 2024 EUR (€)
Constellium SE Senior Notes Due 2024
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	99.50%
Senior notes issued	€ 631
Constellium SE Senior Unsecured Notes Ddue 2025
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	97.80%
Senior notes issued	€ 297
Constellium SE Senior Notes Due 2026
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	90.40%
Senior notes issued	€ 422
Constellium SE Senir Notes Due 2028
Disclosure of detailed information about financial instruments [line items]
Percentage of fair value senior notes issued	93.40%
Senior notes issued	€ 280